Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share
Earnings per share
Basic earnings per share
The calculation of basic earnings per share was based on a result attributable to ordinary shares and a weighted average number of ordinary shares outstanding during the period ended December 31 of each year, calculated as follows:

Result attributable to ordinary shares

	2019	2018	2017
Result for the period (in USD)	112,230,267	(110,069,928)	1,382,530
Weighted average number of ordinary shares	216,029,171	191,994,398	158,166,534
Basic earnings per share (in USD)	0.52	(0.57)	0.01

Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2017	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2017	159,208,949	1,042,415	158,166,534	158,166,534

On issue at January 1, 2018	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	60,815,764	—	60,815,764	33,823,562
Purchases of treasury shares	—	545,486	(545,486)	(13,917)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	(350,000)	350,000	18,219
On issue at December 31, 2018	220,024,713	1,237,901	218,786,812	191,994,398

On issue at January 1, 2019	220,024,713	1,237,901	218,786,812	218,786,812
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	3,708,315	(3,708,315)	(2,757,641)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2019	220,024,713	4,946,216	215,078,497	216,029,171

Diluted earnings per share
For the twelve months ended December 31, 2019, the diluted earnings per share (in USD) amount to 0.52 (2018: (0.57) and 2017: 0.01). At December 31, 2019, December 31, 2018 and December 2017, 236,590 options issued under the LTIP 2015 were excluded from the calculation of the diluted weighted average number of shares because these 236,590 options were out-of-the money and have been considered as anti-dilutive.

Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	2019	2018	2017
Weighted average of ordinary shares outstanding (basic)	216,029,171	191,994,398	158,166,534

Effect of Share-based Payment arrangements	—	—	130,523

Weighted average number of ordinary shares (diluted)	216,029,171	191,994,398	158,297,057

There are no more remaining outstanding instruments at December 31, 2019 and December 31, 2018 which can give rise to dilution, except for the Euronav stock options of LTIP 2015.